Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Payments for rent	$ 225,000	$ 225,000
Annual increases	4.00%	4.00%
Contigent term	5 years	5 years
Unrestricted shares issued (in Shares)	18,125
ODCs unrestricted shares issued value	$ 500,000
ECDs unrestricted capital stock	500,000	$ 500,000
ECD's unrestricted shares issued value	125,000	125,000
Payments for legal settlements	75,000	75,000
Loss contingency, receivable	$ 5,000	$ 5,000
ODC's unrestricted shares issued (in Shares)		18,125
Unrestricted shares issued value		$ 500,000